January 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group U.S. Equity Fund

File Nos. 333-233376 and 811-23469

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 31, 2025 of Registrant’s Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary